Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust V
Prospectus Date	rr_ProspectusDate	Jan. 10, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2014